EARNINGS (LOSS) PER SHARE - Computation of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ (0.59)	$ (0.95)	$ (1.59)	$ 0.72
Diluted (in dollars per share)	$ (0.59)	$ (0.95)	$ (1.59)	$ 0.7
Net (loss) income	$ (1,756)	$ (2,898)	$ (4,770)	$ 2,198
Basic (in shares)	2,985	3,041	3,000	3,064
Common stock equivalents: stock options and restricted stock units (in shares)			0	76
Weighted-average number of common stock outstanding - diluted (in shares)	2,985	3,041	3,000	3,140
Common stock equivalents: stock options and restricted stock units	0	0